Note 9 - Debt (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Note 9 - Debt (Details) [Line Items]
Loans Payable to Bank, Noncurrent			$ 0
Interest Expense, Debt	24,000	2,923,000
Deferred Finance Costs, Net	191,000	0
CMS [Member]
Note 9 - Debt (Details) [Line Items]
Non-recurring Financing Fee	40,000
One-Month [Member] | Alpha Bank [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 9 - Debt (Details) [Line Items]
Debt Instrument, Description of Variable Rate Basis	0.15%
Alpha Bank [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 9 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.75%
Alpha Bank [Member]
Note 9 - Debt (Details) [Line Items]
Loans Payable to Bank, Noncurrent	20,125,000
Number of Consecutive Semi-Annual Installments	20
Debt Instrument, Periodic Payment	706,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	6,005,000
Asset Cover Ratio Percentage	125.00%
EBITDA to Net Interest Expense Ratio	2
Total Debt to Market-Adjusted Total Assets Ratio Percentage	70.00%
Minimum Free Liquidity	1,000,000
Non-Recurring Arrangement Fee	$ 151,000